Schedule of Investments
June 30, 2020 (unaudited)
Nysa Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 73.85%

Beverages - 4.20%
Constellation Brands, Inc. Class A	400	69,980

Blank Checks - 3.99%
DraftKings, Inc. Class A (2)	2,000	66,520

Electric Services - 0.77%
CGE Energy, Inc. (2)	102,376	12,797

Electronic Computers - 4.38%
Apple, Inc. (2)	200	72,960

Pharmacueitcal Prepartions - 20.14%
Ligand Pharmaceuticals, Inc.	3,000	335,550

Raceway Operations - 0.00%
Central New York Raceway Park, Inc. (2)	25,000	0

Retail-Catalog & Mail-Order Houses - 4.14%
Amazon.com, Inc. (2)	25	68,970

Retail-Variety Stores - 3.43%
Dollar General, Corp.	300	57,153

Security & Commodity Brokers, Dealers, Exchanges & Services - 2.93%
CME Group, Inc.	300	48,762

Services-Computer Integrated Systems Design - 1.30%
CACI International, Inc. Class A (2)	100	21,688

Services-Computer Programming, Data Processing, Etc. - 2.73%
Facebook, Inc. Class A (2)	200	45,414

Services-Prepackaged Software - 1.81%
CrowdStrike Holdings, Inc. (2)	300	30,087

Surgical & Medical Instruments - 24.04%
Transluminal Technologies, LLC (2) (7)	84,332	400,577

Total Common Stock	(Cost $ 944,302)	1,230,458

Real Estate Investment Trusts - 2.91%

Coresite Realty, Corp.	400	48,424

Total Real Estate Investment Trusts	(Cost $ 718,012)	48,424

Money Market Registered Investment Companies - 23.25%

Federated Treasury Obligation Fund - Insitutional Shares 0.10% (5)	1,000	387,316

Total Money Market Registered Investment Companies	(Cost $ 387,316)	387,316

Total Investments - 100.01%	(Cost $ 1,331,618)	1,666,198

Other Assets less Liabilities - -.01%		(100)

Total Net Assets - 100.00%		1,666,098

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$1,265,621	$0
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	400,577	-
Total	$1,666,198	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at June 30, 2020.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2020.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.